OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables Net
Schedule of other receivables

	December 31,	December 31,
	2023	2022

Deposit for business acquisitions	$12,139,263	$12,345,111
Deposit for set-up of research center	84,714	86,150
Others	5,439,957	4,762,413
Allowance for doubtful accounts	(13,481,228)	(12,489,219)
Total other receivables, net	$4,182,706	$4,704,455

Schedule of movements of allowance for doubtful accounts

Beginning balance	$12,489,219	$13,652,322
Addition/(Write-off)	1,207,145	(22,869)
Exchange rate effect	(215,136)	(1,140,234)
Ending balance	$13,481,228	$12,489,219